GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 7,365
2024	7,318
2025	4,885
2026	3,477
2027	2,563
Thereafter	1,900
Intangible assets, net	$ 27,508	$ 17,866